Fair Value Measurements (Details) - CAD ($)	Jan. 31, 2026	Jan. 31, 2025
Statement [Line Items]
Cash	$ 12,570
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	$ 0
Warrant liabilities	0	0
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Warrant liabilities	115,013	312,936
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	12,570	8,180
Warrant liabilities	$ 0	$ 0